INCOME TAXES (Details) (USD $)	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
Current:
U.S. Federal	$ 231,359,000	$ 216,620,000	$ 202,084,000
State	30,671,000	26,303,000	26,978,000
Foreign	5,334,000	5,783,000	3,826,000
Total current	267,364,000	248,706,000	232,888,000
Deferred:
U.S. Federal	1,080,000	4,443,000	6,358,000
State	(194,000)	225,000	394,000
Foreign	181,000
Total deferred	1,067,000	4,668,000	6,752,000
Total provision for income taxes	268,431,000	253,374,000	239,640,000
Deferred tax liabilities:
Tax over book depreciation	(89,823,000)	(91,545,000)
Book/tax basis difference from acquisitions	(25,442,000)	(26,295,000)
Other, net	(92,813,000)	(76,851,000)
Deferred tax assets:
Post-retirement benefits	127,093,000	147,278,000
Stock options	32,036,000	32,210,000
Deferred compensation	25,089,000	23,115,000
Insurance accruals	19,007,000	16,728,000
Vacation accruals	15,073,000	14,905,000
Promotional accruals	10,779,000	7,524,000
Federal benefit of state tax	7,786,000	9,965,000
Pension benefits	5,249,000	96,641,000
Other, net	64,595,000	59,130,000
Net deferred tax assets	98,629,000	212,805,000
Reconciliation of the statutory federal income tax rate to the effective tax rate
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State taxes on income, net of federal tax benefit (as a percent)	2.70%	2.50%	2.70%
Domestic production activities deduction (as a percent)	(2.40%)	(2.60%)	(2.60%)
All other, net (as a percent)	(1.70%)	(1.50%)	(1.80%)
Effective tax rate (as a percent)	33.60%	33.40%	33.30%
Undistributed earnings of foreign subsidiaries and joint ventures	69,200,000
Income taxes paid	226,200,000	226,700,000	227,300,000
Changes in unrecognized tax benefits
Balance at the beginning of the period	22,131,000	21,398,000
Tax positions related to the current period
Increases	4,353,000	3,066,000
Tax positions related to prior periods:
Increases	3,091,000	1,302,000
Decreases	(4,738,000)	(2,541,000)
Settlements	(1,173,000)	(624,000)
Decreases related to a lapse of applicable statute of limitations	(3,579,000)	(470,000)
Balance at the end of the period	20,085,000	22,131,000	21,398,000
Unrecognized tax benefits including interest and penalties	23,100,000
Portion of unrecognized tax benefit including interest and penalties, that if recognized, would impact effective tax rate	15,300,000
Interest and penalties expense (gain) related to uncertain tax positions recognized in income tax expense	4,700,000
Accrued interest and penalties, associated with unrecognized tax benefits	$ 3,000,000